INVENTORY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current
Stockpiled ore	$ 6,422	$ 1,063
In-process inventory	38,687	15,014
Finished goods inventory	11,289	8,520
Materials and supplies	29,320	4,615
Inventory - current	85,718	29,212
Long term
Stockpiled ore		6,924
Inventory depreciation	17,300	8,800
Inventories recognized as an expense	$ 454,100	$ 116,300